Other Liabilities - Carrying Value of Lease Obligations (Details) - USD ($) $ in Thousands		12 Months Ended
	May 01, 2021	Dec. 31, 2021	Dec. 31, 2020
Lease Liability [Roll Forward]
Balance, beginning of year		$ 6,403	$ 6,524
Addition of lease obligation		25,887	1,966
Interest expense		968	328
Cash payments		(2,466)	(2,415)
Balance, end of year		30,792	6,403
Current portion of lease obligations		1,834	1,804
Non-current portion of lease obligations		$ 28,958	$ 4,599
Office space
Lease Liability [Roll Forward]
Addition of lease obligation	$ 21,638